Summary of significant accounting policies (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of issued common shares

	Common Stock		Additional Paid-In
	Shares	Amount	Capital
Balances, January 1, 2025	25,000,044	$65,280	$74,374,429
Reverse take-over	-	-	(12,609,377)
Common stock issued through IPO	4,444,445	11,580	20,290,650
Pref erence shares	1	63,905	-
Conversion of shareholder loan into common shares	14,782,149	38,776	66,977,524
Stock-based compensation	-	-	9,055,564
Extinguishment of Debt	-	-	341,850
IPO direct costs	-	-	(5,421,312)
Net loss	-	-	-
Foreign currency Translation adjustment, net of tax	-	-	-
Balances, June 30, 2025	44,226,639	$179,541	$153,009,329